Tax Sharing Liability Estimated Payments (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Tax sharing liability, current	$ 17,900	$ 17,093
Tax Sharing Liability Estimated Payment In Next Twelve Months		18,224
Tax Sharing Liability Estimated Payment In Year Two		27,355
Tax Sharing Liability Estimated Payment In Year Three		39,873
Tax Sharing Liability Estimated Payment In Year Four		10,719
Tax sharing liability, remaining payments	87,300	96,171
Tax sharing liability, non current	$ 55,415	$ 61,289